Lease Liabilities - Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Balance, beginning of year	$ 8.0	$ 6.0
Additions	0.0	5.3
Accretion charges	0.6	0.4
Lease payments	(2.0)	(3.7)
Balance, end of year	6.6	8.0
Current portion	2.1	1.9
Non-current portion	$ 4.5	$ 6.1